Business segment information - Information by business segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business segment information
Number of business segments | segment	4
Sales	$ 280,999	$ 205,863	$ 140,685
Excise taxes	(17,689)	(21,229)	(20,981)
Revenues from sales	263,310	184,634	119,704
Operating expenses	(200,536)	(146,256)	(103,755)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,221)	(13,556)	(22,264)
Operating income	50,553	24,822	(6,315)
Net income (loss) from equity affiliates and other items	(6,024)	2,656	1,407
Tax on net operating income	(22,207)	(9,762)	(660)
Net operating income	22,322	17,716	(5,568)
Net cost of net debt	(1,278)	(1,350)	(1,768)
Non-controlling interests	(518)	(334)	94
NET INCOME - TotalEnergies SHARE	20,526	16,032	(7,242)
Total expenditures	19,802	16,589	15,534
Total divestments	4,686	2,933	2,455
Cash flow from operating activities	47,367	30,410	14,803
Property, plant and equipment, intangible assets, net	139,032	139,043	141,863
Investments & loans in equity affiliates	27,889	31,053	27,976
Other non-current assets	8,488	9,822	11,833
Working capital	(10,237)	(2,558)	(3,813)
Provisions and other non-current liabilities	(34,252)	(33,845)	(35,168)
Assets and liabilities classified as held for sale	363	338	533
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	131,283	143,853	143,224
Intercompany
Business segment information
Sales	(109,728)	(67,498)	(38,444)
Revenues from sales	(109,728)	(67,498)	(38,444)
Operating expenses	109,728	67,498	38,444
Integrated Gas, Renewables & Power
Business segment information
Sales	48,753	30,704	15,629
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,402)	(1,650)	(2,312)
Operating income	8,580	3,350	(527)
Net income (loss) from equity affiliates and other items	2,766	2,745	794
Tax on net operating income	(1,712)	(602)	71
Net operating income	9,634	5,493	338
Total expenditures	6,475	6,341	6,230
Total divestments	3,427	1,350	1,152
Cash flow from operating activities	9,670	827	2,129
Property, plant and equipment, intangible assets, net	30,885	31,525	30,704
Investments & loans in equity affiliates	20,869	20,501	16,455
Other non-current assets	3,669	3,359	3,647
Working capital	(432)	5,058	(1,004)
Provisions and other non-current liabilities	(5,250)	(4,495)	(4,566)
Assets and liabilities classified as held for sale	155	30	375
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	49,896	55,978	45,611
Integrated Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales	55,753	34,964	17,632
Operating expenses	(45,771)	(29,964)	(15,847)
Integrated Gas, Renewables & Power | Intercompany
Business segment information
Sales	(7,000)	(4,260)	(2,003)
Exploration & Production
Business segment information
Sales	9,942	7,246	4,973
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,115)	(9,110)	(16,998)
Operating income	32,496	16,310	(5,514)
Net income (loss) from equity affiliates and other items	(9,943)	(760)	697
Tax on net operating income	(17,445)	(7,506)	(208)
Net operating income	5,108	8,044	(5,025)
Total expenditures	10,646	7,276	6,782
Total divestments	807	894	819
Cash flow from operating activities	27,654	22,009	9,922
Property, plant and equipment, intangible assets, net	87,833	86,418	89,207
Investments & loans in equity affiliates	2,138	6,337	7,328
Other non-current assets	3,069	4,441	5,093
Working capital	(2,831)	(1,216)	1,968
Provisions and other non-current liabilities	(24,633)	(24,613)	(24,909)
Assets and liabilities classified as held for sale	208	308	241
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	65,784	71,675	78,928
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	65,132	42,142	23,456
Operating expenses	(24,521)	(16,722)	(11,972)
Exploration & Production | Intercompany
Business segment information
Sales	(55,190)	(34,896)	(18,483)
Refining & Chemicals
Business segment information
Sales	121,618	87,600	56,615
Excise taxes	(737)	(1,108)	(2,405)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,533)	(1,583)	(1,878)
Operating income	8,308	3,564	(814)
Net income (loss) from equity affiliates and other items	885	518	(393)
Tax on net operating income	(2,544)	(1,068)	59
Net operating income	6,649	3,014	(1,148)
Total expenditures	1,391	1,638	1,325
Total divestments	214	348	149
Cash flow from operating activities	8,663	6,473	2,438
Property, plant and equipment, intangible assets, net	11,525	11,884	12,486
Investments & loans in equity affiliates	4,431	3,729	3,638
Other non-current assets	570	608	791
Working capital	(3,293)	(2,558)	(264)
Provisions and other non-current liabilities	(3,760)	(3,840)	(4,658)
Assets and liabilities classified as held for sale			(83)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	9,473	9,823	11,910
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	166,738	114,129	71,588
Operating expenses	(156,897)	(108,982)	(70,524)
Refining & Chemicals | Intercompany
Business segment information
Sales	(45,857)	(27,637)	(17,378)
Marketing & Services
Business segment information
Sales	100,661	80,288	63,451
Excise taxes	(16,952)	(20,121)	(18,576)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,033)	(1,100)	(984)
Operating income	2,363	2,359	1,441
Net income (loss) from equity affiliates and other items	(20)	108	37
Tax on net operating income	(787)	(738)	(515)
Net operating income	1,556	1,729	963
Total expenditures	1,186	1,242	1,052
Total divestments	222	319	158
Cash flow from operating activities	3,124	2,333	2,101
Property, plant and equipment, intangible assets, net	8,120	8,578	8,734
Investments & loans in equity affiliates	451	486	555
Other non-current assets	1,050	1,105	1,260
Working capital	(288)	378	(43)
Provisions and other non-current liabilities	(1,303)	(1,478)	(1,641)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	8,030	9,069	8,865
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	85,142	60,618	45,232
Operating expenses	(81,746)	(57,159)	(42,807)
Marketing & Services | Intercompany
Business segment information
Sales	(1,433)	(451)	(357)
Corporate
Business segment information
Sales	25	25	17
Depreciation, depletion and impairment of tangible assets and mineral interests	(138)	(113)	(92)
Operating income	(1,194)	(761)	(901)
Net income (loss) from equity affiliates and other items	288	45	272
Tax on net operating income	281	152	(67)
Net operating income	(625)	(564)	(696)
Total expenditures	104	92	145
Total divestments	16	22	177
Cash flow from operating activities	(1,744)	(1,232)	(1,787)
Property, plant and equipment, intangible assets, net	669	638	732
Other non-current assets	130	309	1,042
Working capital	(3,393)	(4,220)	(4,470)
Provisions and other non-current liabilities	694	581	606
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	(1,900)	(2,692)	(2,090)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	273	279	240
Operating expenses	(1,329)	(927)	(1,049)
Corporate | Intercompany
Business segment information
Sales	(248)	(254)	(223)
Adjustments
Business segment information
Sales	104	(44)	20
Revenues from sales	104	(44)	20
Operating expenses	(168)	1,290	(2,502)
Depreciation, depletion and impairment of tangible assets and mineral interests	95	(821)	(8,952)
Operating income	31	425	(11,434)
Net income (loss) from equity affiliates and other items	(14,364)	(2,113)	(922)
Tax on net operating income	(1,557)	(362)	982
Net operating income	(15,890)	(2,050)	(11,374)
Net cost of net debt	277	25	(29)
Non-controlling interests	(58)	(3)	102
NET INCOME - TotalEnergies SHARE	(15,671)	(2,028)	(11,301)
Adjustments | Integrated Gas, Renewables & Power
Business segment information
Sales	104	(44)	20
Depreciation, depletion and impairment of tangible assets and mineral interests	(122)	(342)	(953)
Operating income	1,069	(657)	(1,356)
Net income (loss) from equity affiliates and other items	(3,490)	(215)	(382)
Tax on net operating income	(89)	122	298
Net operating income	(2,510)	(750)	(1,440)
NET INCOME - TotalEnergies SHARE	(2,556)	(739)	(1,415)
Adjustments | Integrated Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales	104	(44)	20
Operating expenses	1,087	(271)	(423)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	298	(418)	(7,693)
Operating income	(687)	(605)	(7,830)
Net income (loss) from equity affiliates and other items	(10,925)	(1,839)	54
Tax on net operating income	(759)	49	388
Net operating income	(12,371)	(2,395)	(7,388)
NET INCOME - TotalEnergies SHARE	(12,234)	(2,352)	(7,357)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(985)	(187)	(137)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests		(25)	(306)
Operating income	130	1,445	(1,858)
Net income (loss) from equity affiliates and other items	(32)	56	(677)
Tax on net operating income	(751)	(396)	348
Net operating income	(653)	1,105	(2,187)
NET INCOME - TotalEnergies SHARE	(667)	1,086	(2,181)
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	130	1,470	(1,552)
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(72)	(36)
Operating income	128	242	(330)
Net income (loss) from equity affiliates and other items	(23)	(61)	(24)
Tax on net operating income	(99)	(70)	93
Net operating income	6	111	(261)
NET INCOME - TotalEnergies SHARE	(8)	98	(228)
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	200	278	(330)
Adjustments | Corporate
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(9)
Operating income	(609)		(60)
Net income (loss) from equity affiliates and other items	106	(54)	107
Tax on net operating income	141	(67)	(145)
Net operating income	(362)	(121)	(98)
NET INCOME - TotalEnergies SHARE	(206)	(121)	(120)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(600)		(60)
Adjustments - Inventory valuation effect
Business segment information
Operating income	500	1,796	(1,440)
NET INCOME - TotalEnergies SHARE	501	1,495	(1,280)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	(2,472)	(2,040)	(607)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	239	1,481	(1,244)
Net operating income	336	1,296	(1,165)
NET INCOME - TotalEnergies SHARE	323	1,277	(1,160)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	(2,035)	(1,754)	(535)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	261	315	(196)
Net operating income	194	236	(137)
NET INCOME - TotalEnergies SHARE	178	218	(120)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	(437)	(286)	(72)
Adjusted
Business segment information
Sales	280,895	205,907	140,665
Excise taxes	(17,689)	(21,229)	(20,981)
Revenues from sales	263,206	184,678	119,684
Operating expenses	(200,368)	(147,546)	(101,253)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,316)	(12,735)	(13,312)
Operating income	50,522	24,397	5,119
Net income (loss) from equity affiliates and other items	8,340	4,769	2,329
Tax on net operating income	(20,650)	(9,400)	(1,642)
Net operating income	38,212	19,766	5,806
Net cost of net debt	(1,555)	(1,375)	(1,739)
Non-controlling interests	(460)	(331)	(8)
NET INCOME - TotalEnergies SHARE	36,197	18,060	4,059
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	$ 128,811	$ 141,813	$ 142,617
ROACE as a percentage	28.00%	14.00%	4.00%
Adjusted | Intercompany
Business segment information
Sales	$ (109,728)	$ (67,498)	$ (38,444)
Revenues from sales	(109,728)	(67,498)	(38,444)
Operating expenses	109,728	67,498	38,444
Adjusted | Integrated Gas, Renewables & Power
Business segment information
Sales	48,649	30,748	15,609
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,280)	(1,308)	(1,359)
Operating income	7,511	4,007	829
Net income (loss) from equity affiliates and other items	6,256	2,960	1,176
Tax on net operating income	(1,623)	(724)	(227)
Net operating income	12,144	6,243	1,778
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	$ 49,896	$ 55,978	$ 45,611
ROACE as a percentage	23.00%	12.00%	4.00%
Adjusted | Integrated Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales	$ 55,649	$ 35,008	$ 17,612
Operating expenses	(46,858)	(29,693)	(15,424)
Adjusted | Integrated Gas, Renewables & Power | Intercompany
Business segment information
Sales	(7,000)	(4,260)	(2,003)
Adjusted | Exploration & Production
Business segment information
Sales	9,942	7,246	4,973
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,413)	(8,692)	(9,305)
Operating income	33,183	16,915	2,316
Net income (loss) from equity affiliates and other items	982	1,079	643
Tax on net operating income	(16,686)	(7,555)	(596)
Net operating income	17,479	10,439	2,363
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	$ 65,784	$ 71,675	$ 78,928
ROACE as a percentage	25.00%	14.00%	3.00%
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	$ 65,132	$ 42,142	$ 23,456
Operating expenses	(23,536)	(16,535)	(11,835)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(55,190)	(34,896)	(18,483)
Adjusted | Refining & Chemicals
Business segment information
Sales	121,618	87,600	56,615
Excise taxes	(737)	(1,108)	(2,405)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,533)	(1,558)	(1,572)
Operating income	8,178	2,119	1,044
Net income (loss) from equity affiliates and other items	917	462	284
Tax on net operating income	(1,793)	(672)	(289)
Net operating income	7,302	1,909	1,039
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	$ 7,438	$ 8,069	$ 11,375
ROACE as a percentage	94.00%	20.00%	9.00%
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	$ 166,738	$ 114,129	$ 71,588
Operating expenses	(157,027)	(110,452)	(68,972)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(45,857)	(27,637)	(17,378)
Adjusted | Marketing & Services
Business segment information
Sales	100,661	80,288	63,451
Excise taxes	(16,952)	(20,121)	(18,576)
Depreciation, depletion and impairment of tangible assets and mineral interests	(961)	(1,064)	(984)
Operating income	2,235	2,117	1,771
Net income (loss) from equity affiliates and other items	3	169	61
Tax on net operating income	(688)	(668)	(608)
Net operating income	1,550	1,618	1,224
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	$ 7,593	$ 8,783	$ 8,793
ROACE as a percentage	19.00%	18.00%	14.00%
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	$ 85,142	$ 60,618	$ 45,232
Operating expenses	(81,946)	(57,437)	(42,477)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(1,433)	(451)	(357)
Adjusted | Corporate
Business segment information
Sales	25	25	17
Depreciation, depletion and impairment of tangible assets and mineral interests	(129)	(113)	(92)
Operating income	(585)	(761)	(841)
Net income (loss) from equity affiliates and other items	182	99	165
Tax on net operating income	140	219	78
Net operating income	(263)	(443)	(598)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	(1,900)	(2,692)	(2,090)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	273	279	240
Operating expenses	(729)	(927)	(989)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (248)	$ (254)	$ (223)